Details to the consolidated cash flow statements (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [line items]
Income taxes paid (refund)	$ 2,300	$ 1,900	$ 2,000
Income taxes paid (refund), classified as operating activities	$ 2,342	1,833	1,876
Discontinued operations
Statement [line items]
Income taxes paid (refund), classified as investing activities		$ 88	79
Income taxes paid (refund), classified as operating activities			$ 38